CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended
	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Operating Expenses:
General and administrative expenses	$ 945,269	$ 235,872	$ 1,294,967	$ 1,530,839	$ 3,790	$ 5,879	$ 3,481	$ 15,322	$ 38,599
Depreciation and amortization expense	3,048	7,113	6,096	13,209	0	0	5,081	0	5,081
Total operating expenses	948,317	242,985	1,301,063	1,544,048	3,790	5,879	8,562	15,322	43,680
(Loss) income from operations	(948,317)	(242,985)	(1,301,063)	(1,544,048)	(3,790)	(5,879)	(8,562)	(15,322)	(43,680)
Other Income (Expenses):
Interest income	0	14	0	14	0	0	18	0	18
Interest expense	(4,986)	(37,582)	(389,394)	(426,976)	0	0	0	0	0
Bargain purchase gain	0	7,741	0	7,741	0	0	0	0	0
Loss on extinguishment of debt	0		(28,083)	(28,083)	0	0			0
Total other income (expenses)	(4,986)	(29,827)	(417,477)	(447,304)	0	0	18	0	18
Net loss	(953,303)	(272,812)	(1,718,540)	(1,991,352)	(3,790)	(5,879)	(8,544)	(15,322)	(43,662)
Losses attributable to non-controlling interest	7,407	9,898	10,165	20,063			0	0	0
Net loss attributable to Petrosonic Energy, Inc.	(945,896)	(262,914)	(1,708,375)	(1,971,289)			(8,544)	(15,322)	(43,662)
Basic and diluted net loss per common share (in dollars per share)	$ (0.01)	$ 0.00	$ (0.02)				$ 0.00	$ (0.01)
Basic and diluted weighted average common shares outstanding (in shares)	79,236,463	65,692,292	78,489,893				2,564,000	2,564,000
Other Comprehensive Income (Loss):
Net loss	(953,303)	(272,812)	(1,718,540)	(1,991,352)	(3,790)	(5,879)	(8,544)	(15,322)	(43,662)
Foreign currency translation adjustment	(427,526)	28,312	(203,090)	(174,778)	(29,852)	4,268	108,666	1,538	110,273
Comprehensive (loss) income	(1,380,829)	(244,500)	(1,921,630)	(2,166,130)	(33,642)	(1,611)	100,122	(13,784)	66,611
Comprehensive income (loss) attributable to non-controlling interest	7,407	9,898	10,165	20,063			0	0	0
Comprehensive income (loss) attributable to Petrosonic Energy, Inc.	$ (1,373,422)	$ (234,602)	$ (1,911,465)	$ (2,146,067)			$ 100,122	$ (13,784)	$ 66,611